KRAMER LEVIN NAFTALIS & FRANKEL LLP

George M. Silfen
Partner
Phone (212) 715-9522

March 4, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ACAP Strategic Fund (the “Fund”)
(File Nos. 333-186928 and 811- 22312)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in the Fund’s N-2 filing that was filed electronically with the Securities and Exchange Commission on February 27, 2013.

Please call me at (212) 715-9522 if you have any questions regarding this filing. Thank you for your assistance regarding this matter.

Very truly yours,

/s/ George Silfen

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